Related party transactions (Details Narrative) - Yefang Zhang. [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Due to related party	$ 611,327	$ 152,556
Loan amount	311,150
Expenses paid by related party	$ 300,177